INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income tax provision (benefit)

	For the Year ended December 31, 2022	For the Period from March 24, 2021 (inception) through December 31, 2021
Federal
Current	$812,473	$—
Income tax expense (benefit)	$812,473	$—

Schedule of reconciliation of the differences between the provision/(benefit) for income taxes and income taxes at the statutory U.S. federal income tax rate

			For the Period from March 24,
			2021 (inception) through
	For the Year ended December 31, 2022		December 31, 2021
		Percent of Pretax		Percent of Pretax
	Amount	Income	Amount	Income
Income tax at U.S. statutory rate	$443,114	21%	$(52,112)	21%
Valuation allowance activity	369,359	18%	52,112	(21)%
Total income tax provision/(benefit)	$812,473	39%	$—	—%

Summary of the components of deferred tax assets

	December 31,
	2022	2021
Net operating losses	$4,875	$5,748
Capitalized costs	416,597	46,364
Deferred taxes before valuation	421,472	52,112
Valuation allowance	(421,472)	(52,112)
Net deferred tax assets, net of allowance	$—	$—